DEBT (Details 1) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
DEBT
2022	$ 4,116,483
2023	9,699,419	$ 5,549,174
2024	253,694	11,709,951
2025	227,261	268,724
26 and Thereafter	140,923	113,454
Total Debt	14,437,780	17,905,558
Less: fair value adjustments to assumed debt obligations	(1,408,899)	(86,670)
Notes payable - long term portion	(6,143,075)
Less: notes payable - current portion	6,885,806
2025		264,255
Notes payable - long term portion	6,885,806	12,356,384	$ 10,771,882
Less: notes payable - current portion	$ (6,143,075)	$ (5,462,504)	$ (12,042,712)